UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:   BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 115.9%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/34	$1,145	$1,286,522

Alaska — 1.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,506,204
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 09/01/19(a)	4,425	4,534,386

		6,040,590

Arizona — 0.6%
County of Maricopa Arizona IDA, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/36	880	994,224
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,558,077
5.25%, 10/01/28	250	255,830

		2,808,131

California — 16.2%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(b)	7,405	2,908,462
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	775	787,989
Sutter Health, Series B, 5.88%, 08/15/20(a)	1,500	1,598,445
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,279,087
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	2,000	2,142,060
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,325	1,325,464
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	5,000	5,954,400
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	565	636,427

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 03/01/37	$620	$695,566
Series A-1, 5.75%, 03/01/34	1,150	1,226,786
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	900	980,685
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	2,320	2,282,555
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,000	3,404,750
Grossmont-Cuyamaca Community College District, GO, Refunding, CAB, Election of 2002, Series C (AGC), 0.00%, 08/01/30(b)	10,030	7,067,238
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	4,125	4,403,355
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	1,945	1,648,738
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	5,000	2,642,150
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/37(b)	4,005	2,029,494
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 08/01/34(c)	10,000	12,036,100
San Diego California Unified School District, GO, Election of 2008(b):
CAB, Series C, 0.00%, 07/01/38	2,200	1,077,890
CAB, Series G, 0.00%, 07/01/34	900	449,388
CAB, Series G, 0.00%, 07/01/35	950	446,082
CAB, Series G, 0.00%, 07/01/36	1,430	631,474
CAB, Series G, 0.00%, 07/01/37	950	394,668
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,163,357
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	900	977,913
5.00%, 08/01/21	760	825,793
State of California, GO, 5.50%, 04/01/28	5	5,015

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	$2,300	$2,464,519
5.00%, 10/01/41	1,300	1,395,888
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,616,940
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/36(b)	15,000	7,940,100

		75,438,778

Colorado — 1.2%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,725	1,763,433
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	1,485	1,506,503
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,885	1,965,960
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	591,284

		5,827,180

Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	590	587,174
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	1,060	1,093,157
Sub-Series B-1, 4.00%, 05/15/45	965	969,275
State of Connecticut, GO, Series C, 5.00%, 06/15/32	840	949,855

		3,599,461

Florida — 11.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	2,175	2,342,540
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	1,250	1,290,275
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,379,123
5.38%, 10/01/32	1,700	1,816,093

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	$2,755	$3,151,637
Department, Series B, AMT, 6.25%, 10/01/38	560	643,272
Department, Series B, AMT, 6.00%, 10/01/42	895	1,019,647
Series B, AMT, 6.00%, 10/01/30	870	998,951
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	1,220	1,255,099
County of Miami-Dade Florida Aviation, Refunding ARB:
AMT, 5.00%, 10/01/34	260	285,730
Series A, 5.50%, 10/01/19(a)	6,490	6,651,925
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	3,550	3,828,640
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,600	3,929,616
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	765	816,653
5.00%, 08/01/47	2,225	2,363,373
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	705	686,860
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	45	48,745
5.00%, 10/01/31	2,780	3,008,321
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	715	790,311
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	375	380,970
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	1,735	1,705,713
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	1,395	1,493,515

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT (continued):
5.38%, 10/01/29	$1,900	$2,063,096
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	4,785	5,268,094
Sub-Series A, 5.00%, 10/01/52	2,050	2,247,395
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,620	1,822,727
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	2,840	2,990,208

		54,278,529

Georgia — 0.8%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	680	771,535
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,730	1,709,742
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	190	207,242
5.00%, 04/01/44	855	911,541

		3,600,060

Illinois — 15.2%
City of Chicago Illinois, Refunding ARB, Senior Lien, Series B, 5.00%, 01/01/41	3,800	4,149,410
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 5.00%, 01/01/31	2,500	2,661,900
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	1,475	1,595,375
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,615	4,967,124
3rd Lien, Series A, 5.75%, 01/01/39	885	938,419
Senior Lien, Series D, 5.25%, 01/01/42	3,985	4,460,092

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	$4,090	$4,436,178
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	710	775,320
Sales Tax Receipts, 5.25%, 12/01/36	840	887,519
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	280	293,297
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	850	917,762
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	1,690	1,675,922
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	470	501,222
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	1,100	1,117,380
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,875	1,943,738
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30(c)	17,800	17,842,008
Metropolitan Pier & Exposition Authority, RB, (NPFGC)(b):
0.00%, 06/15/30(d)	800	591,160
0.00%, 06/15/30	14,205	8,857,386
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	4,625	1,466,541
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	900	986,103
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	3,200	4,046,880
State of Illinois, GO:
5.25%, 02/01/33	1,140	1,187,150
5.50%, 07/01/33	1,100	1,160,577
5.25%, 02/01/34	1,140	1,184,038
5.50%, 07/01/38	1,840	1,920,224

		70,562,725

Indiana — 0.7%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,511,132

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	$690	$726,729
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,190	1,257,342

		3,495,203

Iowa — 2.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	7,700	7,858,928
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	505	525,589
5.70%, 12/01/27	505	525,099
5.80%, 12/01/29	345	358,089
5.85%, 12/01/30	465	482,107

		9,749,812

Louisiana — 2.3%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,455,784
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	381,935
5.00%, 12/01/35	440	507,399
5.00%, 12/01/36	395	453,527
5.00%, 12/01/37	495	567,107
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	4,015	4,404,214
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	1,900	2,046,585

		10,816,551

Maine — 0.8%
State of Maine Housing Authority, RB, M/F Housing, Series E:
4.15%, 11/15/38	1,930	1,984,291

Security	Par (000)	Value

Maine (continued)
4.25%, 11/15/43	$1,725	$1,761,708

		3,745,999

Maryland — 0.9%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,580	1,608,582
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	2,170	2,380,859

		3,989,441

Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,855	3,058,818
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	4,450	4,513,235
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	1,090	1,109,075
Series C, 5.00%, 12/01/30	965	970,925
Series C, 5.35%, 12/01/42	495	498,208
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	350	340,645
3.85%, 06/01/46	75	73,137
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,720	1,888,336
Sub-Series B, 4.00%, 02/15/43	1,025	1,040,867

		13,493,246

Michigan — 4.8%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,000	1,064,830
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,500	2,701,000
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	840	857,959
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21(a)	25	27,208
Series A, 4.00%, 12/01/40	4,055	4,103,011

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	$2,235	$2,437,290
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,470	1,587,291
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,301,508
Series I-A, 5.38%, 10/15/41	1,000	1,081,580
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,633,676
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	2,010	2,063,064
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	581,449

		22,439,866

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	1,000	1,081,710

Nevada — 0.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	1,150	1,157,946
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 07/01/42	1,500	1,537,050

		2,694,996

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	2,200	2,199,890

New Jersey — 7.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,220	1,310,341
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	935	1,006,004
Series WW, 5.25%, 06/15/33	215	233,606
Series WW, 5.00%, 06/15/34	280	298,987
Series WW, 5.00%, 06/15/36	1,280	1,357,875
Series WW, 5.25%, 06/15/40	490	519,287

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	$470	$469,018
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	355	377,858
5.75%, 12/01/27	170	181,565
5.75%, 12/01/28	185	197,378
5.88%, 12/01/33	1,980	2,114,680
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,264,641
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	2,035	2,164,324
Transportation Program, Series AA, 5.00%, 06/15/38	2,440	2,557,828
Transportation System, CAB, Series A, 0.00%, 12/15/29(b)	7,530	4,944,198
Transportation System, Series A, 5.50%, 06/15/41	1,605	1,673,437
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	2,000	2,362,100
Transportation System, Series AA, 5.50%, 06/15/39	3,565	3,779,934
Transportation System, Series B, 5.50%, 06/15/31	2,750	2,902,432
Transportation System, Series B, 5.00%, 06/15/42	725	747,439
Transportation System, Series D, 5.00%, 06/15/32	875	936,338
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/36	1,855	2,032,895
Sub-Series B, 5.00%, 06/01/46	3,105	3,091,959

		36,524,124

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	500	549,915

New York — 4.0%
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,550	1,571,917
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,076,250

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	$615	$665,399
5.75%, 02/15/47	385	413,505
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,855	3,035,465
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	850	949,705
Consolidated,186th Series, 5.00%, 10/15/44	1,690	1,849,046
Series 207, 4.00%, 09/15/43	630	642,531
State of New York Dormitory Authority, RB, Education, Series B, 5.75%, 03/15/19(a)	1,000	1,004,790
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series E, 5.00%, 03/15/48	1,925	2,196,059
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	230	228,581

		18,633,248

Ohio — 1.0%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	635	641,540
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	725	817,198
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	450	451,940
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	950	1,056,894
5.25%, 02/15/33	1,325	1,473,016

		4,440,588

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	760	780,216

Oregon — 0.9%
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	605	639,618

Security	Par (000)	Value

Oregon (continued)
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	$1,360	$627,885
State of Oregon Housing & Community Services Department, RB, S/F Housing:
Mortgage Program, Series C, 3.95%, 07/01/43	580	584,118
Series D, 3.45%, 01/01/38	2,290	2,224,735

		4,076,356

Pennsylvania — 11.8%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	2,210	2,415,906
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,445	1,469,724
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,310	1,309,961
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,420	1,516,759
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	3,420	3,740,351
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	11,890	12,810,999
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	1,305	1,315,531
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,575	5,125,006
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	1,210	1,215,421
Series 128B, 3.85%, 04/01/38(e)	2,680	2,687,718
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	860	942,113
Series A-1, 5.00%, 12/01/41	1,125	1,233,911
Series B, 5.00%, 12/01/40	440	483,947
Series C, 5.50%, 12/01/23(a)	760	890,142
Series C, 5.00%, 12/01/39	1,500	1,639,890
Sub-Series A-1, 5.00%, 12/01/41	2,725	2,948,750
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(a)	6,700	7,152,920
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	775	834,319

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	$2,845	$2,904,347
Series A-1, 5.00%, 12/01/40	1,040	1,137,032
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	425	466,493
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 04/01/32	500	527,120

		54,768,360

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	640	708,410
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	6,677,041

		7,385,451

South Carolina — 7.5%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,500	1,669,455
5.50%, 07/01/41	2,725	3,025,676
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(a)	320	356,986
Prisma Health Obligated Group, 5.00%, 05/01/38	3,395	3,737,623
South Carolina Jobs-EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	3,090	3,437,656
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	2,500	2,557,475
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	1,970	2,131,166
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,160	3,433,308
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	9,985	10,706,217
Series E, 5.50%, 12/01/53	985	1,050,522

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,850	$3,001,905

		35,107,989

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,690	1,728,769

Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,700	1,851,198

Texas — 10.4%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 07/01/19(d)	275	280,434
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,895	2,009,685
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	2,330	2,465,746
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,700	2,732,778
6.00%, 05/15/19	150	151,844
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	760	829,335
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,870	1,408,453
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,219,229
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	4,340	4,852,033
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,017,257
5.00%, 11/01/42	1,500	1,577,925
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,478,753

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	$4,665	$2,045,603
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,675	1,723,793
1st Tier System, Series A, 6.00%, 01/01/28	635	637,038
1st Tier-Series A, 5.00%, 01/01/43	570	640,971
Series B, 5.00%, 01/01/40	1,375	1,484,629
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	3,180	1,510,341
0.00%, 09/15/36	6,015	2,688,585
0.00%, 09/15/37	4,305	1,808,487
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	535	547,738
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,709,840
5.00%, 12/15/32	3,620	3,858,992
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,854,778

		48,534,267

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	610	674,544
5.00%, 07/01/42	1,700	1,875,185
Utah Housing Corp., RB, S/F Housing, Class III , Series D-2 (FHA), 4.00%, 01/01/36	890	899,398

		3,449,127

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	155	156,659

Security	Par (000)	Value

Virginia (continued)
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health (a) (continued):
5.50%, 05/15/19	$295	$298,156

		454,815

Washington — 3.2%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,690	2,962,416
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,380	1,512,811
State of Washington Convention Center Public Facilities District, RB, 5.00%, 07/01/43	840	943,102
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	4,000	4,282,720
Providence Health & Services, 4.00%, 10/01/45	965	970,008
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,567,852
Providence Health & Services, Series A, 5.25%, 10/01/39	850	878,569
Seattle Childrens Hospital, Series A, 5.00%, 10/01/45	1,785	1,948,631

		15,066,109

West Virginia — 0.5%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,610	2,536,007

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,887,925
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	250	245,197
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,930	2,961,996

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
4.45%, 05/01/57	$1,575	$1,590,829

		6,685,947

Total Municipal Bonds — 115.9% (Cost — $507,197,483)		539,721,176

Municipal Bonds Transferred to Tender Option Bond Trusts(f) – 50.2%

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	2,310	2,367,265

California — 2.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	5,282	5,392,622
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	2,158	2,544,029
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	2,639	2,696,954
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	509	518,072

		11,151,677

Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	3,193	3,631,012
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,220	1,232,920

		4,863,932

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,076,409

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,320	1,358,041

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	$1,411	$1,429,534

		2,787,575

Florida — 5.9%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	2,390	2,582,204
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	12,728	13,418,339
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,610,470
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,874,118

		27,485,131

Illinois — 4.6%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	2,850	2,851,400
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(g)	6,198	6,277,277
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,878	3,120,706
Series A, 5.00%, 01/01/40	3,721	4,167,465
Series B, 5.00%, 01/01/40	1,409	1,553,950
Series C, 5.00%, 01/01/38	3,243	3,613,008

		21,583,806

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	6,444	7,560,207

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	2,085	2,148,683

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,485	1,660,641

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	$3,845	$4,309,300

		5,969,941

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,225,596

Michigan — 3.0%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,701	2,926,627
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,075	9,651,625
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,335,123

		13,913,375

Nevada — 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(g)	5,007	5,040,875
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	4,202	4,845,653
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	2,429	2,470,059
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	4,720	5,257,620

		17,614,207

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,120	1,258,835
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	3,193	3,316,564
Series G, 4.00%, 01/01/43	2,957	3,018,919

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	$2,580	$2,689,594

		10,283,912

New York — 10.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(e)	2,990	3,087,414
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	4,228	4,799,936
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	2,280	2,312,976
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	7,641	8,497,019
2nd General Resolution, Series FF, 5.00%, 06/15/39	4,050	4,541,778
Series DD, 5.00%, 06/15/35	2,280	2,575,108
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,322,019
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,057	2,280,043
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,566,819
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,485,567
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(a)	1,534	1,541,090

		50,009,769

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(g)	3,210	3,257,893
4.00%, 11/15/43	4,007	4,135,629

		7,393,522

Pennsylvania — 1.6%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	4,273	4,456,232

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	$1,220	$1,337,419
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,678	1,696,974

		7,490,625

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,960	1,962,685

Texas — 4.4%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,010	2,029,416
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,679	1,898,429
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	950,517
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	4,720	5,221,276
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(g)	4,501	4,748,034
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	2,985	3,032,979

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	$2,564	$2,585,728

		20,466,379

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	3,079	3,652,459

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,676,199
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,525,447

		8,201,646

Wisconsin — 0.6%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(a)	2,000	2,011,470
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	640	684,381

		2,695,851

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.2% (Cost — $228,956,526)		233,904,652

Total Long-Term Investments — 166.1% (Cost — $736,154,009)		773,625,828

	Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(h)(i)	2,048,960	2,049,369

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Value

Total Short-Term Securities — 0.5% (Cost — $2,049,369)	$2,049,369

Total Investments — 166.6% (Cost — $738,203,378)	775,675,197

Other Assets Less Liabilities — 0.7%	3,199,777

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.4)%	$(136,880,155)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (37.9)%	(176,371,968)

Net Assets Applicable to Common Shares — 100.0%	$465,622,851

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between April 01, 2019 to July 01,2034 is $30,423,354.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	2,048,960	2,048,960	$2,049,369	$18,263	$1,822	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

ERB — Education Revenue Bonds

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY)

PSF — Permanent School Fund

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	109	03/20/19	$13,349	$(280,411)
Long U.S. Treasury Bond	249	03/20/19	36,525	(1,603,535)
5-Year U.S. Treasury Note	31	03/29/19	3,561	(60,264)

				$(1,944,210)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

13

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$773,625,828	$—	$773,625,828
Short-Term Securities	2,049,369	—	—	2,049,369

	$2,049,369	$773,625,828	$—	$775,675,197

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,944,210)	$—	$—	$(1,944,210)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(136,336,668)	$—	$(136,336,668)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(312,936,668)	$—	$(312,936,668)

During the period ended January 31, 2019, there were no transfers between levels.

14

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 22, 2019